4. Loan Servicing (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Transfers and Servicing of Financial Assets [Abstract]
Balance at beginning of year	$ 1,293,079	$ 1,311,965
Mortgage servicing rights capitalized	176,705	230,818
Mortgage servicing rights amortized	(266,603)	(257,921)
Change in valuation allowance	7,514	8,217
Balance at end of year	$ 1,210,695	$ 1,293,079